Related Parties - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 07, 2016	Sep. 08, 2011
Related Party Transaction [Line Items]
Number of Shares issued									6,923,076
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 17,934
Gross amount								$ 7,375
Common stock, shares outstanding			1,631,738					12,678,991	1,631,738	0	6,923,076
Common Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									1,631,738
Conversion to Common Stock, shares	1,110,613
Recapitalization for reverse merger, shares	1,000,004							1,000,004
Proceeds from private placement	$ 25,000
Common Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued	5,000,000							5,079,000
Restructured Debt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares								396,201
Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued		4,655,430	2,009,631	2,215,462	2,614,767
Conversion to Common Stock, shares			479,417	528,522	623,779
Series AB Preferred Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued		4,655,430
Conversion of Series AB Preferred Stock to Common Stock, shares							5,900,000
Series AB Preferred Stock [Member] | Restructured Debt [Member]
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 2,100
Number of shares issued upon conversion of debt								1,660,530
Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued						12,145,168
Capital Royalty Partners [Member]
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 16,500
Gross amount								$ 12,800
Capital Royalty Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt								4,649,859
Recapitalization for reverse merger, shares								5,487,766
Proceeds from private placement								$ 20,000
Common stock, shares outstanding								9,487,763
Capital Royalty Partners [Member] | Common Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued								4,000,000
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									4,093,596
Proceeds from issuance of shares									$ 5,117
Number of shares issued upon conversion of debt								8,609,824
Issuance of preferred stock as a result of the exercise of warrants shares								10,276,030
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares								2,053,959
Conversion of Series AB Preferred Stock to Common Stock, shares								2,518,089
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member] | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares	976,568
Capital Royalty Partners [Member] | Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									4,000,000
Proceeds from issuance of shares									$ 5,000
WCAS Capital Partners IV, L.P. [Member]
Related Party Transaction [Line Items]
Management fee description									The Company will receive strategic, managerial and operational advice in exchange for an annual fee of $500.
Management fee expense									$ 125	$ 500
Notes payable, issued												$ 5,000